LONG-TERM PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2019
LONG-TERM PREPAID EXPENSES
Schedule of advertising fees paid in advance

	As of December 31,
	2019	2018
	RMB’000	RMB’000
Prepaid advertising fees	—	—